TRADE RECEIVABLES AND OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
TRADE RECEIVABLES AND OTHER CURRENT ASSETS	TRADE RECEIVABLES AND OTHER CURRENT ASSETS
Brookfield Renewable's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Trade receivables	$1,000	$808
Sales taxes receivables	241	193
Prepaids and other	227	174
Short-term deposits and advances	212	200
Inventory	163	154
Collateral deposits(1)	133	197
Tax receivables	113	91
Current portion of contract asset	72	65
Other short-term receivables	303	242
	$2,464	$2,124
(1)Collateral deposits are related to energy derivative contracts that Brookfield Renewable enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of Brookfield Renewable's risk management strategy.
Brookfield Renewable primarily receives monthly payments for invoiced power purchase agreement revenues and has no significant aged receivables as of the reporting date. Receivables from contracts with customers are reflected in Trade receivables.